CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 444,122	$ 415,143	[1]
Accounts receivable (net of allowance for doubtful accounts of $4,246 at October 29, 2017, and $4,045 at October 30, 2016)	618,351	591,310
Inventories	921,022	985,683
Income taxes receivable	22,346	18,282
Prepaid expenses	16,144	13,775
Other current assets	4,538	5,719
TOTAL CURRENT ASSETS	2,026,523	2,029,912
DEFERRED INCOME TAXES		6,223
GOODWILL	2,119,813	1,834,497
OTHER INTANGIBLES	1,027,014	903,258
PENSION ASSETS	171,990	68,901
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES	242,369	239,590
OTHER ASSETS	184,948	182,237
PROPERTY, PLANT AND EQUIPMENT
Land	51,249	67,557
Buildings	866,855	805,858
Equipment	1,710,537	1,675,549
Construction in progress	148,064	218,351
Less: Allowance for depreciation	(1,573,454)	(1,661,866)
Net Property, Plant and Equipment	1,203,251	1,105,449
TOTAL ASSETS	6,975,908	6,370,067
CURRENT LIABILITIES
Accounts payable	552,714	481,826
Accrued expenses	76,966	82,145
Accrued workers compensation	26,585	36,612
Accrued marketing expenses	101,573	119,583
Employee related expenses	209,562	251,433
Taxes payable	525	4,331
Interest and dividends payable	90,287	77,266
TOTAL CURRENT LIABILITIES	1,058,212	1,053,196
LONG-TERM DEBT - less current maturities	250,000	250,000
PENSION AND POST-RETIREMENT BENEFITS	530,249	522,356
OTHER LONG-TERM LIABILITIES	99,340	93,109
DEFERRED INCOME TAXES	98,410
SHAREHOLDERS' INVESTMENT
Preferred stock, par value $0.01 a share - authorized 160,000,000 shares; issued - none
Additional paid-in capital	13,670
Accumulated other comprehensive loss	(248,075)	(296,303)
Retained earnings	5,162,571	4,736,567
HORMEL FOODS CORPORATION SHAREHOLDERS' INVESTMENT	4,935,907	4,448,006
NONCONTROLLING INTEREST	3,790	3,400
TOTAL SHAREHOLDERS' INVESTMENT	4,939,697	4,451,406
TOTAL LIABILITIES AND SHAREHOLDERS' INVESTMENT	6,975,908	6,370,067
Common stock, nonvoting
SHAREHOLDERS' INVESTMENT
Common stock
Common Stock
SHAREHOLDERS' INVESTMENT
Common stock	$ 7,741	$ 7,742

[1]	Fiscal 2016 included 53 weeks